Equipment Installment Plans	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Equipment Installment Plans

NOTE 3 EQUIPMENT INSTALLMENT PLANS

U.S. Cellular offers customers the option to purchase certain devices under equipment installment contracts over a period of up to 24 months. For certain equipment installment plans, after a specified period of time, the customer may have the right to upgrade to a new device and have the remaining unpaid equipment installment contract balance waived, subject to certain conditions, including trading in the original device in good working condition and signing a new equipment installment contract.  U.S. Cellular values this trade-in right as a guarantee liability.  The guarantee liability is initially measured at fair value and is determined based on assumptions including the probability and timing of the customer upgrading to a new device and the fair value of the device being traded-in at the time of trade-in. As of December 31, 2014, the guarantee liability related to these plans was $57.5 million and is reflected in Customer deposits and deferred revenues in the Consolidated Balance Sheet.

U.S. Cellular equipment installment plans do not provide for explicit interest charges. For equipment installment plans with duration of greater than twelve months, U.S. Cellular imputes interest.

The following table summarizes the unbilled equipment installment plan receivables as of December 31, 2014 and 2013. Such amounts are presented on the Consolidated Balance Sheet as Accounts receivable – customers and agents and Other assets and deferred charges, where applicable.

(Dollars in thousands)	December 31, 2014	December 31, 2013
Short-term portion of unbilled equipment installment plan receivables, gross	$127,400	$611
Short-term portion of unbilled deferred interest	(16,365)	-
Short-term portion of unbilled allowance for credit losses	(3,686)	(20)
Short-term portion of unbilled equipment installment plan receivables, net	$107,349	$591

Long-term portion of unbilled equipment installment plan receivables, gross	$89,435	$-
Long-term portion of unbilled deferred interest	(2,791)	-
Long-term portion of unbilled allowance for credit losses	(6,065)	-
Long-term portion of unbilled equipment installment plan receivables, net	$80,579	$-

U.S. Cellular considers the collectability of the equipment installment plan receivables based on historical payment experience, account aging and other qualitative factors. The credit profiles of U.S. Cellular's customers on equipment installment plans are similar to those of U.S. Cellular customers with traditional subsidized plans. Customers with a higher risk credit profile are required to make a deposit for equipment purchased through an installment contract.